Other Receivable - Schedule of Other Receivable (Details) - USD ($)		Sep. 30, 2024		Sep. 24, 2024	Sep. 30, 2023
Schedule of Other Receivable [Abstract]
Receivable from Yunan Faxi	[1]	$ 3,562,472
Redemption of short-term investment		1,377,873	[2]	$ 1,377,873	1,367,052	[2]
Prepaid value added tax		475,331			478,899
Prepayment for advertising		219,830
Others		31,090			74,300
Other receivable		$ 5,666,596			$ 1,920,251

[1]	On September 26, 2022, the Company entered into a letter of intent for an equity transfer with an individual, Mr. Xibo Liu, pursuant to which, Mr. Xibo Liu transfers his 51% ownership in Yunnan Faxi to the Company at the price of RMB72 million (approximately $10.0 million). Based on contract terms, the Company prepaid RMB25 million (approximately $3.4 million) within three (3) business days upon signing the letter of intent. However, due to unsatisfactory performance of Yunnan Faxi, the equity transfer contract was terminated on December 20, 2024. The amount of $3,562,472 (RMB25 million) was recorded as other receivable as of September 30, 2024.
[2]	On September 24, 2024, the Company entered into an agreement with a third party to transfer its short-term investment at the price of $1,377,873. The amount was recorded as other receivable as of September 30, 2024 and 2023.